Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments to Extend Credit [Member]
Off-Balance Sheet Financial Instruments [Abstract]
Off-balance sheet risks, amount	$ 611.6	$ 601.2
Variable rate product commitments	49.00%	62.00%
Standby Letters of Credit [Member]
Off-Balance Sheet Financial Instruments [Abstract]
Off-balance sheet risks, amount	$ 5.1	$ 4.6
Off balance sheet instrument term	12 months